EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS
NOTE 6   EMPLOYEE BENEFITS
Israeli labor laws and agreements require severance payments upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s liability in respect of employee rights upon retirement required by Israeli law is covered by deposits with financial institutions and by accrual.
The Israeli subsidiary’s liability in respect of Israeli employees’ rights upon retirement is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The liability is presented on the undiscounted basis as a long-term liability. The Israeli subsidiary records an expense for the net increase in its severance liability. The Israeli subsidiary’s liability for all of its Israeli employees is covered for by monthly deposits with severance pay funds.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date. The amounts funded are presented separately as funds in respect of employee rights upon retirement.

Severance pay expenses for the Israeli subsidiary were $1,990 thousand, $1,433 thousand and $1,321 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.
The US subsidiary has a defined contribution retirement plan (the “Contribution Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (“Code”) that covers eligible U.S. employees as defined in the Contribution Plan. Participants may elect to contribute up to a maximum amount prescribed by the Code. The US subsidiary, at its discretion, makes matching contributions equal to the mandatory minimum 3% non elective (employer level) safe harbor contribution of the participant’s annual compensation. For the years ended December 31, 2014, 2013 and 2012 the US subsidiary made 401(k) Plan contributions of approximately $56 thousand, $87 thousand, and $57 thousand, respectively.